Financial results - Schedule of interest expense (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Interest costs [abstract]
Borrowings interest (Note 17.2)		$ (15,546)	$ (34,159)
Other interest	$ (23)	(200)	(4)	$ (18)
Total interest expense	$ (23)	$ (15,746)	$ (34,163)	$ (18)